Offerings - Offering: 1	Dec. 16, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	47,142,858
Proposed Maximum Offering Price per Unit	0.06
Maximum Aggregate Offering Price	$ 2,828,571.48
Fee Rate	0.01381%
Amount of Registration Fee	$ 390.63
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended, this Registration Statement shall also cover any additional shares of common stock issuable pursuant to the Company’s convertible promissory notes in the aggregate principal amount of up to $1,650,000 (the “Convertible Notes”) issued or issuable to SJC Lending, LLC (the “Selling Stockholder”) pursuant to the Securities Purchase Agreement (the “Agreement”) dated October 29, 2025, as well as any additional shares of the Company’s common stock common stock (“Common Stock”) that may become issuable as a result of a stock split, reverse stock split, stock dividend, recapitalization, or similar transaction.

Represents shares of Common Stock issuable upon conversion of the Convertible Notes to be sold by the Company to the Selling Stockholder pursuant to the Agreement.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based upon the average of the high and low sale prices of the Common Stock as reported on the OTC Markets on December 11, 2025, which date is within five business days prior to the filing of this registration statement.